Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	TANTECH HOLDINGS LTD
Title of 12(b) Security	Common shares
Document Annual Report	true
Document Transition Report	false
Trading Symbol	TANH
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	35,894,097
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Shell Company Report	false
Entity Central Index Key	0001588084
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false